SCHEDULE OF RESERVES (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other reserves [abstract]
Foreign currency translation		$ 718,955	$ 756,423	$ 789,598
Share-based payments		10,314,324	9,172,148	5,220,334
Total reserves		11,033,279	9,928,571
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year		756,423	789,598
Add: net currency translation gain / (loss)		(37,468)	(33,175)	23,668
Reconciliation of foreign currency translation reserve, Balance at the end of the financial year		718,955	756,423	789,598
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year		9,172,148	5,220,334
Add: share-based payments expense			263,387	341,201
Add: Issue of options/warrants to underwriters			3,770,411	(6,099)
Add: Issue of performance rights		622,725
Add: Issue of options/warrants		1,542,356
Less: Options expired		(49,438)
Less: Exercise of options/warrants		(973,467)
Less: Reversal of Performance Rights expenses in prior year	[1]		(81,984)
Reconciliation of share-based payments reserve, Balance at the end of the financial year		$ 10,314,324	$ 9,172,148	$ 5,220,334

[1]	During the year ended June 30, 2020, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.